NOTE RECEIVABLES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Borrowings, interest rate					5.00%
Notes receivable	$ 5,305,000	$ 5,435,000
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
Loans and receivable				$ 8,500,000
Borrowings, interest rate				5.00%
Repayments of current borrowings	$ 130,000	1,737,000	$ 1,328,000
Interest revenue expense		$ 300,000	$ 425,000